Note 2 - Summary of Significant Accounting Policies: b. New Accounting Pronouncement (Policies)	12 Months Ended
Sep. 30, 2016
Policies
b. New Accounting Pronouncement

b.      New Accounting Pronouncement – In August 2014, the FASB issued ASU No. 2014-15—Presentation of Financial Statements—Going Concern. The guidance requires an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). If conditions or events exist that raise substantial doubt about an entity’s ability to continue as a going concern, the guidance requires disclosure in the financial statements. The guidance will be effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.  Early application is permitted.  The Company has concluded that adoption of the standard would have minimal impact on the Company’s financial statements as such disclosure is already included the financial statements.